Note F - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note F – Income Taxes

The components of income tax expense are:

	2013	2012	2011
Current Expense:
Federal	$12,159	$11,542	$10,037
Foreign	792	(324)	1,576
State and Local	981	1,021	761
	13,932	12,239	12,374
Deferred expense (benefit):
Federal	108	2,109	1,429
Foreign	(38)	(189)	(101)
State and Local	171	85	179
	241	2,005	1,507
Income tax expense	$14,173	$14,244	$13,881

The reconciliation between income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to income before income taxes is:

	2013	2012	2011
Income taxes at statutory rate	$15,497	$14,856	$14,940
State and local income taxes, net of federal tax benefit	587	719	611
Research and development tax credits	(740)	--	(375)
Domestic production activities	(952)	(980)	(811)
Lower foreign taxes differential	(612)	(528)	(577)
Uncertain tax positions	94	(236)	49
Valuation Allowance	162	--	--
Other	137	413	44
Income tax expense	$14,173	$14,244	$13,881

The Company made income tax payments of $13.2 million, $12.0 million and $10.3 million in 2013, 2012 and 2011, respectively.

Deferred income tax assets and liabilities consist of:

	2013	2012	2011
Deferred tax assets:
Inventories	$1,688	$170	$49
Accrued liabilities	2,341	2,430	2,506
Postretirement health benefits obligation	6,545	7,848	8,060
Pension	--	1,217	873
Other	101	452	1,634
Total deferred income tax assets	10,675	12,117	13,122
Valuation allowance	(162)	--	--
Net deferred income tax assets	10,513	12,117	13,122
Deferred tax liabilities:
Depreciation and amortization	16,858	14,376	13,419
Pension	1,634	--	--
	18,492	14,376	13,419
Net deferred tax liabilities	$(7,979)	$(2,259)	$(297)

The Company has a valuation allowance as of December 31, 2013 of $162,000 against certain of its deferred tax assets. ASC 740 requires that a valuation allowance be recorded against deferred tax assets when it is more likely than not that some or all of a Company’s deferred tax assets will not be realized based on available positive and negative evidence.

At December 31, 2013, total unrecognized tax benefits were $516,000. Of the total, $412,000 of unrecognized tax benefits, if ultimately recognized, would reduce the Company’s annual effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance at beginning of year	$421	$1,423	$1,298
Additions based on tax positions related to the current year	189	68	132
(Reduction) additions for tax positions of prior years	--	(1)	117
Reductions due to lapse of applicable statute of limitations	(46)	(131)	(124)
Settlements	(48)	(938)	--
Balance at end of year	$516	$421	$1,423

The Company is subject to income taxes in the U.S. federal and various state, local and foreign jurisdictions. Income tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2010. The Company has $56,000 of unrecognized tax benefits recorded for periods which the relevant statutes of limitations expire in the next 12 months.

As of December 31, 2013, the Company has state tax credit carryforwards of $343,000 set to expire between 2018 and 2022.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense for all periods presented. The Company accrued approximately $85,000, $91,000 and $361,000 for the payment of interest and penalties at December 31, 2013, 2012 and 2011 respectively.

The Company has not provided an estimate for any U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries that might be payable if these earnings were repatriated since the Company considers these amounts to be permanently invested. It is not practicable to estimate the additional income taxes and applicable withholding taxes that would be payable on remittance of such earnings.

In September 2013, the Internal Revenue Service issued final regulations governing the income tax treatment of acquisitions, dispositions, and repairs of tangible property. Taxpayers are required to follow the new regulations in taxable years beginning on or after January 1, 2014.

Management is currently assessing the impact of the regulations and does not expect they will have a material impact on the Company’s financial statements.